Note 2 - Earnings Per Share (Details) - Shares Used in Calculation of Earnings Per Share	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Used in Calculation of Earnings Per Share [Abstract]
Weighted-average common shares outstanding									2,206,392	2,101,490	1,872,582
Average treasury stock shares									(189,530)	(189,530)	(189,530)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,027,680,000	2,022,490,000	2,017,264,000	1,999,645,000	1,984,818,000	1,978,181,000	1,919,333,000	1,763,982,000	2,016,862	1,911,960	1,683,052
Additional common stock equivalents used to calculate diluted earnings per share									7,178	4,972
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,032,611,000	2,029,420,000	2,023,961,000	2,010,292,000	1,991,354,000	1,983,863,000	1,921,205,000	1,764,585,000	2,024,040	1,916,932	1,683,052